Risk/Return Detail Data - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - USD ($)			12 Months Ended						24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended
		Oct. 30, 2025	Oct. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 30, 2025		Oct. 30, 2025		Oct. 30, 2025		Oct. 30, 2025		Oct. 30, 2025
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | Fidelity Women's Leadership Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[1]	0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Annual Return, Inception Date		May 01, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.70%												10.57%		11.02%	[2]
Annual Return [Percent]				13.70%	21.12%	(19.81%)	19.42%	25.30%
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Women's Leadership Fund/Fidelity® Women's Leadership Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Women's Leadership Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate		45.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of companies that prioritize and advance women's leadership and development. Such companies include those that (i) include a woman as a member of the senior management team, (ii) are governed by a board for which women represent at least one third of all directors, or (iii) in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, have adopted policies designed to attract, retain and promote women. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(6.65%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		26.00%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(21.25%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | After Taxes on Distributions | Fidelity Women's Leadership Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.21%												10.23%		10.71%	[2]
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | After Taxes on Distributions and Sales | Fidelity Women's Leadership Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.48%												8.36%		8.79%	[2]
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | IXYIK
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA Women's Leadership Index
Average Annual Return, Percent			11.27%												8.60%		9.38%
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%												13.86%		14.26%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		141
Expense Example, with Redemption, 5 Years		246
Expense Example, with Redemption, 10 Years		$ 555
Annual Return, Inception Date		Apr. 14, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.14%								13.48%	[3]
Annual Return [Percent]				23.14%	31.66%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Sustainable Sector Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Sustainable Sector Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate		94.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities.Normally investing at least 80% of assets in securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a quantitative portfolio construction and optimization model to create a sector neutral portfolio of securities that is designed to capitalize on the Adviser's proprietary ESG ratings process.Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers.Investing in securities of domestic and foreign issuers.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		4.42%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.46%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(2.70%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | After Taxes on Distributions | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			22.74%								13.24%	[3]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | After Taxes on Distributions and Sales | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.88%								10.48%	[3]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			23.88%								12.28%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			22.30%								12.68%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		$ 701
Annual Return, Inception Date		Apr. 14, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.79%								10.94%	[4]
Annual Return [Percent]				20.79%	24.99%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Sustainable U.S. Equity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 136% of the average value of its portfolio.
Portfolio Turnover, Rate		136.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities.Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers.Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers.In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		4.89%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.81%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			20.32%								10.68%	[4]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.50%								8.46%	[4]
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%								12.33%
FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			22.30%								12.68%
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | Fidelity Advisor Women's Leadership Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)	[6]	0.62%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		0.98%
Expense Example, with Redemption, 1 Year		$ 669
Expense Example, with Redemption, 3 Years		869
Expense Example, with Redemption, 5 Years		1,086
Expense Example, with Redemption, 10 Years		1,707
Expense Example, No Redemption, 1 Year		669
Expense Example, No Redemption, 3 Years		869
Expense Example, No Redemption, 5 Years		1,086
Expense Example, No Redemption, 10 Years		$ 1,707
Annual Return, Inception Date		May 01, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.89%												9.02%		9.60%	[7]
Annual Return [Percent]				13.41%	20.82%	(20.01%)	19.22%	25.02%
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | Fidelity Advisor Women's Leadership Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)	[6]	0.62%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		1.23%
Expense Example, with Redemption, 1 Year		$ 471
Expense Example, with Redemption, 3 Years		727
Expense Example, with Redemption, 5 Years		1,002
Expense Example, with Redemption, 10 Years		1,787
Expense Example, No Redemption, 1 Year		471
Expense Example, No Redemption, 3 Years		727
Expense Example, No Redemption, 5 Years		1,002
Expense Example, No Redemption, 10 Years		$ 1,787
Annual Return, Inception Date		May 01, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.13%												9.24%		9.77%	[8]
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | Fidelity Advisor Women's Leadership Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[9]	1.00%
Management Fees (as a percentage of Assets)	[6]	0.62%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		1.73%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 276
Expense Example, with Redemption, 3 Years		545
Expense Example, with Redemption, 5 Years		939
Expense Example, with Redemption, 10 Years		1,842
Expense Example, No Redemption, 1 Year		176
Expense Example, No Redemption, 3 Years		545
Expense Example, No Redemption, 5 Years		939
Expense Example, No Redemption, 10 Years		$ 1,842
Annual Return, Inception Date		May 01, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.54%												9.47%		9.92%	[10]
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | Fidelity Advisor Women's Leadership Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[6]	0.59%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Annual Return, Inception Date		May 01, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.71%												10.62%		11.06%	[11]
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | Fidelity Advisor Women's Leadership Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[6]	0.46%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		714
Expense Example, No Redemption, 1 Year		58
Expense Example, No Redemption, 3 Years		183
Expense Example, No Redemption, 5 Years		318
Expense Example, No Redemption, 10 Years		$ 714
Annual Return, Inception Date		May 01, 2019
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.82%												10.76%		11.20%	[12]
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Women's Leadership Fund/Fidelity Advisor® Women's Leadership Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Women's Leadership Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate		45.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of companies that prioritize and advance women's leadership and development. Such companies include those that (i) include a woman as a member of the senior management team, (ii) are governed by a board for which women represent at least one third of all directors, or (iii) in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, have adopted policies designed to attract, retain and promote women. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(6.68%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		25.82%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(21.26%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | After Taxes on Distributions | Fidelity Advisor Women's Leadership Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.48%												8.73%		9.35%	[7]
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | After Taxes on Distributions and Sales | Fidelity Advisor Women's Leadership Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.38%												7.09%		7.62%	[7]
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | IXYIK
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA Women's Leadership Index
Average Annual Return, Percent			11.27%												8.60%		9.38%
FidelityWomensLeadershipFund-AMCIZPRO | Fidelity Women's Leadership Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%												13.86%		14.26%
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[13]	0.00%
Management Fees (as a percentage of Assets)	[14]	0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.43%
Expenses (as a percentage of Assets)		1.48%
Fee Waiver or Reimbursement	[15]	(0.18%)
Net Expenses (as a percentage of Assets)		1.30%
Expense Example, with Redemption, 1 Year		$ 700
Expense Example, with Redemption, 3 Years		994
Expense Example, with Redemption, 5 Years		1,315
Expense Example, with Redemption, 10 Years		2,222
Expense Example, No Redemption, 1 Year		700
Expense Example, No Redemption, 3 Years		994
Expense Example, No Redemption, 5 Years		1,315
Expense Example, No Redemption, 10 Years		$ 2,222
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.66%										3.97%	[16]
Annual Return [Percent]				23.78%	18.70%	(25.45%)
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[13]	0.00%
Management Fees (as a percentage of Assets)	[14]	0.78%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.46%
Expenses (as a percentage of Assets)		1.74%
Fee Waiver or Reimbursement	[15]	(0.19%)
Net Expenses (as a percentage of Assets)		1.55%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		855
Expense Example, with Redemption, 5 Years		1,238
Expense Example, with Redemption, 10 Years		2,309
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		855
Expense Example, No Redemption, 5 Years		1,238
Expense Example, No Redemption, 10 Years		$ 2,309
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.10%										4.39%	[17]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[18]	1.00%
Management Fees (as a percentage of Assets)	[14]	0.80%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.42%
Expenses (as a percentage of Assets)		2.22%
Fee Waiver or Reimbursement	[15]	(0.17%)
Net Expenses (as a percentage of Assets)		2.05%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 308
Expense Example, with Redemption, 3 Years		672
Expense Example, with Redemption, 5 Years		1,169
Expense Example, with Redemption, 10 Years		2,349
Expense Example, No Redemption, 1 Year		208
Expense Example, No Redemption, 3 Years		672
Expense Example, No Redemption, 5 Years		1,169
Expense Example, No Redemption, 10 Years		$ 2,349
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.77%										4.93%	[19]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[14]	0.73%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.24%
Fee Waiver or Reimbursement	[15]	(0.19%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		368
Expense Example, with Redemption, 5 Years		656
Expense Example, with Redemption, 10 Years		1,477
Expense Example, No Redemption, 1 Year		107
Expense Example, No Redemption, 3 Years		368
Expense Example, No Redemption, 5 Years		656
Expense Example, No Redemption, 10 Years		$ 1,477
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.06%										5.99%	[20]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[14]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.45%
Expenses (as a percentage of Assets)		1.09%
Fee Waiver or Reimbursement	[15]	(0.19%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		321
Expense Example, with Redemption, 5 Years		576
Expense Example, with Redemption, 10 Years		1,306
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		321
Expense Example, No Redemption, 5 Years		576
Expense Example, No Redemption, 10 Years		$ 1,306
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.29%										6.14%	[21]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Climate Action Fund/Fidelity Advisor® Climate Action Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, (ii) have an above average environmental score as rated by MSCI, and/or (iii) have an above average environmental systematic score as rated by FMR (FMR E Score). The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. The FMR E Score represents the portion of the Adviser's proprietary ESG rating process that focuses on the current state of a company's practices using a data-driven framework that includes proprietary and third-party data. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		3.37%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		12.60%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.71%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			16.66%										3.97%	[16]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.86%										3.06%	[16]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | IXWC6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Climate Change Index
Average Annual Return, Percent			25.71%										10.32%
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | MS113
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Index
Average Annual Return, Percent			19.10%										7.99%
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[22]	0.00%
Management Fees (as a percentage of Assets)	[23]	0.67%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.57%
Expenses (as a percentage of Assets)		1.49%
Fee Waiver or Reimbursement	[24]	(0.34%)
Net Expenses (as a percentage of Assets)		1.15%
Expense Example, with Redemption, 1 Year		$ 685
Expense Example, with Redemption, 3 Years		976
Expense Example, with Redemption, 5 Years		1,300
Expense Example, with Redemption, 10 Years		2,215
Expense Example, No Redemption, 1 Year		685
Expense Example, No Redemption, 3 Years		976
Expense Example, No Redemption, 5 Years		1,300
Expense Example, No Redemption, 10 Years		$ 2,215
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.02%										6.62%	[25]
Annual Return [Percent]				19.92%	24.33%	(19.80%)
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[22]	0.00%
Management Fees (as a percentage of Assets)	[23]	0.67%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.54%
Expenses (as a percentage of Assets)		1.71%
Fee Waiver or Reimbursement	[24]	(0.31%)
Net Expenses (as a percentage of Assets)		1.40%
Expense Example, with Redemption, 1 Year		$ 488
Expense Example, with Redemption, 3 Years		831
Expense Example, with Redemption, 5 Years		1,208
Expense Example, with Redemption, 10 Years		2,265
Expense Example, No Redemption, 1 Year		488
Expense Example, No Redemption, 3 Years		831
Expense Example, No Redemption, 5 Years		1,208
Expense Example, No Redemption, 10 Years		$ 2,265
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.41%										7.05%	[26]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[27]	1.00%
Management Fees (as a percentage of Assets)	[23]	0.67%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.53%
Expenses (as a percentage of Assets)		2.20%
Fee Waiver or Reimbursement	[24]	(0.30%)
Net Expenses (as a percentage of Assets)		1.90%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 293
Expense Example, with Redemption, 3 Years		649
Expense Example, with Redemption, 5 Years		1,143
Expense Example, with Redemption, 10 Years		2,322
Expense Example, No Redemption, 1 Year		193
Expense Example, No Redemption, 3 Years		649
Expense Example, No Redemption, 5 Years		1,143
Expense Example, No Redemption, 10 Years		$ 2,322
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.03%										7.60%	[28]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[23]	0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.56%
Expenses (as a percentage of Assets)		1.17%
Fee Waiver or Reimbursement	[24]	(0.27%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		335
Expense Example, with Redemption, 5 Years		608
Expense Example, with Redemption, 10 Years		1,388
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		335
Expense Example, No Redemption, 5 Years		608
Expense Example, No Redemption, 10 Years		$ 1,388
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.21%										8.68%	[29]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[23]	0.52%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.03%
Fee Waiver or Reimbursement	[24]	(0.28%)
Net Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 77
Expense Example, with Redemption, 3 Years		290
Expense Example, with Redemption, 5 Years		532
Expense Example, with Redemption, 10 Years		1,225
Expense Example, No Redemption, 1 Year		77
Expense Example, No Redemption, 3 Years		290
Expense Example, No Redemption, 5 Years		532
Expense Example, No Redemption, 10 Years		$ 1,225
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.42%										8.84%	[30]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable U.S. Equity Fund/Fidelity Advisor® Sustainable U.S. Equity Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities.Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers.Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers.In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		4.71%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.65%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.99%										6.53%	[25]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.75%										5.12%	[25]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%										9.78%
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			22.30%										10.39%
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[31]	0.00%
Management Fees (as a percentage of Assets)		0.87%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		1.07%
Expenses (as a percentage of Assets)		2.19%
Fee Waiver or Reimbursement	[32]	(0.89%)
Net Expenses (as a percentage of Assets)		1.30%
Expense Example, with Redemption, 1 Year		$ 700
Expense Example, with Redemption, 3 Years		1,112
Expense Example, with Redemption, 5 Years		1,578
Expense Example, with Redemption, 10 Years		2,864
Expense Example, No Redemption, 1 Year		700
Expense Example, No Redemption, 3 Years		1,112
Expense Example, No Redemption, 5 Years		1,578
Expense Example, No Redemption, 10 Years		$ 2,864
Annual Return, Inception Date		May 24, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.10%								8.73%	[33]
Annual Return [Percent]				16.81%	18.70%
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[31]	0.00%
Management Fees (as a percentage of Assets)		0.87%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		1.02%
Expenses (as a percentage of Assets)		2.39%
Fee Waiver or Reimbursement	[32]	(0.84%)
Net Expenses (as a percentage of Assets)		1.55%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		965
Expense Example, with Redemption, 5 Years		1,482
Expense Example, with Redemption, 10 Years		2,897
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		965
Expense Example, No Redemption, 5 Years		1,482
Expense Example, No Redemption, 10 Years		$ 2,897
Annual Return, Inception Date		May 24, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.45%								9.44%	[34]
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[35]	1.00%
Management Fees (as a percentage of Assets)		0.87%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		1.06%
Expenses (as a percentage of Assets)		2.93%
Fee Waiver or Reimbursement	[32]	(0.88%)
Net Expenses (as a percentage of Assets)		2.05%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 308
Expense Example, with Redemption, 3 Years		795
Expense Example, with Redemption, 5 Years		1,438
Expense Example, with Redemption, 10 Years		2,991
Expense Example, No Redemption, 1 Year		208
Expense Example, No Redemption, 3 Years		795
Expense Example, No Redemption, 5 Years		1,438
Expense Example, No Redemption, 10 Years		$ 2,991
Annual Return, Inception Date		May 24, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.95%								10.39%	[36]
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		1.08%
Expenses (as a percentage of Assets)		1.93%
Fee Waiver or Reimbursement	[32]	(0.88%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		491
Expense Example, with Redemption, 5 Years		931
Expense Example, with Redemption, 10 Years		2,157
Expense Example, No Redemption, 1 Year		107
Expense Example, No Redemption, 3 Years		491
Expense Example, No Redemption, 5 Years		931
Expense Example, No Redemption, 10 Years		$ 2,157
Annual Return, Inception Date		May 24, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.12%								11.49%	[37]
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | Fidelity Advisor Healthy Future Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		1.04%
Expenses (as a percentage of Assets)		1.75%
Fee Waiver or Reimbursement	[32]	(0.85%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		439
Expense Example, with Redemption, 5 Years		841
Expense Example, with Redemption, 10 Years		1,967
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		439
Expense Example, No Redemption, 5 Years		841
Expense Example, No Redemption, 10 Years		$ 1,967
Annual Return, Inception Date		May 24, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.27%								11.66%	[38]
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Healthy Future Fund/Fidelity Advisor® Healthy Future Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Healthy Future Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Aug. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate		48.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		• Normally investing at least 80% of its assets in equity securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to: (i) extend and/or improve life expectancy, enhance health and wellness in people's lives, and/or (ii) mitigate environmental impacts affecting health and wellness, in each case through the products, services, or technology they provide. Such companies include those that (i) attribute 50% or more of their revenues to products focused on disease treatment, health care access, nutrition, fitness and wearables, clean emissions, dwelling-related property and casualty insurance, life and health insurance, or retirement financial security, or (ii) with respect to seeking to mitigate environmental impacts, those that are contained in the MSCI World Health & Wellness Select Index. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(4.55%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		9.20%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(5.45%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | After Taxes on Distributions | Fidelity Advisor Healthy Future Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.10%								8.73%	[33]
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | After Taxes on Distributions and Sales | Fidelity Advisor Healthy Future Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.98%								6.76%	[33]
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | IXV9X
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Health & Wellness Select Index
Average Annual Return, Percent			13.68%								10.65%
FidelityHealthyFutureFund-AMCIZPRO | Fidelity Healthy Future Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%								14.26%
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund | Fidelity Healthy Future Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.82%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		1.00%
Expenses (as a percentage of Assets)		1.82%
Fee Waiver or Reimbursement	[39]	(0.77%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		471
Expense Example, with Redemption, 5 Years		888
Expense Example, with Redemption, 10 Years		$ 2,052
Annual Return, Inception Date		May 24, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.15%								11.50%	[40]
Annual Return [Percent]				17.15%	18.85%
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Healthy Future Fund/Fidelity® Healthy Future Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Healthy Future Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Aug. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate		48.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		• Normally investing at least 80% of its assets in equity securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to: (i) extend and/or improve life expectancy, enhance health and wellness in people's lives, and/or (ii) mitigate environmental impacts affecting health and wellness, in each case through the products, services, or technology they provide. Such companies include those that (i) attribute 50% or more of their revenues to products focused on disease treatment, health care access, nutrition, fitness and wearables, clean emissions, dwelling-related property and casualty insurance, life and health insurance, or retirement financial security, or (ii) with respect to seeking to mitigate environmental impacts, those that are contained in the MSCI World Health & Wellness Select Index. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2025
Bar Chart, Year to Date Return		(4.45%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		9.36%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(5.44%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund | After Taxes on Distributions | Fidelity Healthy Future Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.13%								11.48%	[40]
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund | After Taxes on Distributions and Sales | Fidelity Healthy Future Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.18%								8.94%	[40]
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund | IXV9X
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Health & Wellness Select Index
Average Annual Return, Percent			13.68%								10.65%
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%								14.26%
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[41]	0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.53%
Expenses (as a percentage of Assets)		1.16%
Fee Waiver or Reimbursement	[42]	(0.26%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		334
Expense Example, with Redemption, 5 Years		604
Expense Example, with Redemption, 10 Years		$ 1,378
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.18%										8.67%	[43]
Annual Return [Percent]				20.18%	24.70%	(19.61%)
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable U.S. Equity Fund/Fidelity® Sustainable U.S. Equity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities.Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers.Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers.In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		4.86%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.63%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			20.08%										8.52%	[43]
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.03%										6.74%	[43]
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%										9.78%
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			22.30%										10.39%
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund | Fidelity Series Sustainable U.S. Market Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.07%
Fee Waiver or Reimbursement	[44]	(0.07%)
Net Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		14
Expense Example, with Redemption, 10 Years		$ 65
Annual Return, Inception Date		May 11, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.10%						25.14%	[45]
Annual Return [Percent]				23.10%
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Sustainable U.S. Market Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Sustainable U.S. Market Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2028
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of issuers in the U.S. that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices, based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities.Using a quantitative portfolio construction and optimization model to select securities for the fund and capitalize on the Adviser's proprietary and third-party ESG ratings and research.Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Third-party ESG ratings will be considered in addition to the Adviser's ESG ratings in the quantitative portfolio construction and optimization process.Investing in either "growth" stocks or "value" stocks or both.Investing in domestic and foreign issuers.In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		10.71%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2024
Lowest Quarterly Return		1.83%
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund | After Taxes on Distributions | Fidelity Series Sustainable U.S. Market Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			22.43%						24.50%	[45]
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund | After Taxes on Distributions and Sales | Fidelity Series Sustainable U.S. Market Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.02%						19.36%	[45]
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund | IXUIF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Focus Dynamic Weighted Index
Average Annual Return, Percent			23.35%						24.88%
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			23.88%						25.58%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | Fidelity Climate Action Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[46]	0.76%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.45%
Expenses (as a percentage of Assets)		1.21%
Fee Waiver or Reimbursement	[47]	(0.16%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		363
Expense Example, with Redemption, 5 Years		644
Expense Example, with Redemption, 10 Years		$ 1,447
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.06%										5.99%	[48]
Annual Return [Percent]				24.06%	19.06%	(25.29%)
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Climate Action Fund/Fidelity® Climate Action Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, (ii) have an above average environmental score as rated by MSCI, and/or (iii) have an above average environmental systematic score as rated by FMR (FMR E Score). The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. The FMR E Score represents the portion of the Adviser's proprietary ESG rating process that focuses on the current state of a company's practices using a data-driven framework that includes proprietary and third-party data. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		3.50%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		12.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.67%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Climate Action Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.06%										5.98%	[48]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Climate Action Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.25%										4.64%	[48]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | IXWC6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Climate Change Index
Average Annual Return, Percent			25.71%										10.32%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | MS113
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Index
Average Annual Return, Percent			19.10%										7.99%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.82%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		1.05%
Fee Waiver or Reimbursement	[49]	(0.10%)
Net Expenses (as a percentage of Assets)		0.95%
Expense Example, with Redemption, 1 Year		$ 97
Expense Example, with Redemption, 3 Years		321
Expense Example, with Redemption, 5 Years		566
Expense Example, with Redemption, 10 Years		$ 1,270
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(4.85%)												13.44%	[50]
Annual Return [Percent]				(4.85%)	(11.60%)	13.69%	23.35%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Agricultural Productivity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Agricultural Productivity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate		21.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of agricultural productivity companies. Agricultural productivity companies include those contained in the MSCI ACWI Select Agriculture Producers IMI 25/50 Index or those that, in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, help to increase crop yields and/or grow food production amid a backdrop of a growing global population and declining per capita supply of arable land. Such companies may include but are not limited to companies principally engaged in farm machinery, farm machinery parts and equipment, irrigation, agricultural efficiency and services, agricultural science and biotechnology, fertilizers, pesticide and crop protection, seed manufacturers, crop chemicals, agricultural products and processors, processed food producers, aquatic farming, and livestock services. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Investing in either "growth" stocks or "value" stocks or both.Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		13.83%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2021
Highest Quarterly Return		19.44%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.42%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | After Taxes on Distributions | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(5.35%)												13.10%	[50]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | After Taxes on Distributions and Sales | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(2.50%)												10.77%	[50]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%												15.49%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | IXXIQ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI Select Agriculture Producers IMI 25/50 Index
Average Annual Return, Percent			(4.46%)												13.36%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | Fidelity Water Sustainability Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.82%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.92%
Expense Example, with Redemption, 1 Year		$ 94
Expense Example, with Redemption, 3 Years		293
Expense Example, with Redemption, 5 Years		509
Expense Example, with Redemption, 10 Years		$ 1,131
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.77%												13.33%	[51]
Annual Return [Percent]				8.77%	18.58%	(19.94%)	28.52%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Water Sustainability Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Water Sustainability Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of water sustainability companies. Water sustainability companies include those contained in the S&P® Global Water Index or those that, in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, are developing efficiencies, extending the life cycle and/or identifying affordable new technologies to deliver safe, reliable or easily accessible water. Such companies may include but are not limited to companies principally engaged in water resources, water treatment, water distribution and utilities, desalinization or purification facilities, water technologies and analytics, environmental water services and water infrastructure (pumps, valves, meters, pipes), irrigation, water conservation services, and water supply or processing services. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Investing in either "growth" stocks or "value" stocks or both.Investing in securities of domestic and foreign issuers.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		13.36%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2022
Highest Quarterly Return		13.56%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.82%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | After Taxes on Distributions | Fidelity Water Sustainability Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.14%												12.92%	[51]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | After Taxes on Distributions and Sales | Fidelity Water Sustainability Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.65%												10.57%	[51]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%												15.49%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | SP222
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P® Global Water Index
Average Annual Return, Percent			5.51%												12.78%
Document Type		497
Registrant Name		Fidelity Summer Street Trust

[1]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	AFrom May 1, 2019.
[3]	AFrom April 14, 2022.
[4]	AFrom April 14, 2022.
[5]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[6]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[7]	AFrom May 1, 2019.
[8]	BFrom May 1, 2019.
[9]	BOn Class C shares redeemed less than one year after purchase.
[10]	CFrom May 1, 2019.
[11]	DFrom May 1, 2019.
[12]	EFrom May 1, 2019.
[13]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[14]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[15]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[16]	AFrom June 15, 2021.
[17]	BFrom June 15, 2021.
[18]	BOn Class C shares redeemed less than one year after purchase.
[19]	CFrom June 15, 2021.
[20]	DFrom June 15, 2021.
[21]	EFrom June 15, 2021.
[22]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[23]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[24]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[25]	AFrom June 15, 2021.
[26]	BFrom June 15, 2021.
[27]	BOn Class C shares redeemed less than one year after purchase.
[28]	CFrom June 15, 2021.
[29]	DFrom June 15, 2021.
[30]	EFrom June 15, 2021.
[31]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[32]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[33]	AFrom May 24, 2022.
[34]	BFrom May 24, 2022.
[35]	BOn Class C shares redeemed less than one year after purchase.
[36]	CFrom May 24, 2022.
[37]	DFrom May 24, 2022.
[38]	EFrom May 24, 2022.
[39]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[40]	AFrom May 24, 2022.
[41]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[42]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[43]	AFrom June 15, 2021.
[44]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2028. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[45]	AFrom May 11, 2023.
[46]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[47]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[48]	AFrom June 15, 2021.
[49]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.95% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[50]	AFrom April 16, 2020.
[51]	AFrom April 16, 2020.